4. Debt (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Details
Note payable - officer	$ 22,910	$ 22,910	$ 22,910
Note payable - UPT minority owner	250,000
Test vehicle financing	81,506	$ 94,401
Convertible debt	75,000
Total	429,416	$ 117,311
Debt discount	(73,461)
Total	355,955	$ 117,311	$ 22,910
Less: current portion	292,581	40,235	$ 22,910
Long-term portion	$ 63,374	$ 77,076